Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000006127 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006127 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006127 | Databricks, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006127 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006127 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006127 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006127 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006127 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006127 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006127 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006127 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	29.20%
C000006127 | IndustryBiotechnology
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006127 | IndustryAutomobiles
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006127 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006127 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006127 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006127 | IndustrySoftware
Holdings [Line Items]
Percent of Total Investments	19.90%
C000155915 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	11.90%
C000155915 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155915 | Databricks, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000155915 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000155915 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155915 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155915 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155915 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155915 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155915 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155915 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	29.20%
C000155915 | IndustryBiotechnology
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155915 | IndustryAutomobiles
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155915 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	7.80%
C000155915 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000155915 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Total Investments	19.80%
C000155915 | IndustrySoftware
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006130 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006130 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006130 | Databricks, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006130 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006130 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006130 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006130 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006130 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006130 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006130 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006130 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	29.20%
C000006130 | IndustryBiotechnology
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006130 | IndustryAutomobiles
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006130 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006130 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006130 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006130 | IndustrySoftware
Holdings [Line Items]
Percent of Total Investments	19.90%
C000216311 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	11.90%
C000216311 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216311 | Databricks, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000216311 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000216311 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000216311 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000216311 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216311 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216311 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216311 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000216311 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	29.20%
C000216311 | IndustryBiotechnology
Holdings [Line Items]
Percent of Total Investments	7.00%
C000216311 | IndustryAutomobiles
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216311 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	7.80%
C000216311 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000216311 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Total Investments	19.80%
C000216311 | IndustrySoftware
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006129 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	11.90%
C000006129 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006129 | Databricks, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006129 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006129 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006129 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006129 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006129 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006129 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006129 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006129 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	29.20%
C000006129 | IndustryBiotechnology
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006129 | IndustryAutomobiles
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006129 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006129 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006129 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006129 | IndustrySoftware
Holdings [Line Items]
Percent of Total Investments	19.90%
C000126925 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	11.90%
C000126925 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000126925 | Databricks, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000126925 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.50%
C000126925 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000126925 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126925 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126925 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126925 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126925 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000126925 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	29.20%
C000126925 | IndustryBiotechnology
Holdings [Line Items]
Percent of Total Investments	7.00%
C000126925 | IndustryAutomobiles
Holdings [Line Items]
Percent of Total Investments	7.30%
C000126925 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	7.80%
C000126925 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000126925 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Total Investments	19.80%
C000126925 | IndustrySoftware
Holdings [Line Items]
Percent of Total Investments	19.90%